Summary of Significant Accounting Policies (Details) - USD ($)	Sep. 30, 2018	Jun. 30, 2018	Jun. 30, 2017
Schedule of fair value, financial liabilities measured on recurring basis
Derivative liabilities	$ 4,513,175	$ 4,194,634	$ 175,853
Embedded redemption feature [Member]
Schedule of fair value, financial liabilities measured on recurring basis
Derivative liabilities	4,453,778	4,164,108
Warrant instruments [Member]
Schedule of fair value, financial liabilities measured on recurring basis
Derivative liabilities	59,397	30,526	175,853
Level 1 [Member]
Schedule of fair value, financial liabilities measured on recurring basis
Derivative liabilities
Level 1 [Member] | Embedded redemption feature [Member]
Schedule of fair value, financial liabilities measured on recurring basis
Derivative liabilities
Level 1 [Member] | Warrant instruments [Member]
Schedule of fair value, financial liabilities measured on recurring basis
Derivative liabilities
Level 2 [Member]
Schedule of fair value, financial liabilities measured on recurring basis
Derivative liabilities
Level 2 [Member] | Embedded redemption feature [Member]
Schedule of fair value, financial liabilities measured on recurring basis
Derivative liabilities
Level 2 [Member] | Warrant instruments [Member]
Schedule of fair value, financial liabilities measured on recurring basis
Derivative liabilities
Level 3 [Member]
Schedule of fair value, financial liabilities measured on recurring basis
Derivative liabilities	4,513,175	4,194,634
Level 3 [Member] | Embedded redemption feature [Member]
Schedule of fair value, financial liabilities measured on recurring basis
Derivative liabilities	4,453,778	4,164,108
Level 3 [Member] | Warrant instruments [Member]
Schedule of fair value, financial liabilities measured on recurring basis
Derivative liabilities	$ 59,397	$ 30,526	$ 175,853